Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are stated at cost less accumulated depreciation	12 Months Ended
Dec. 31, 2022
Building [Member]
Schedule Of Foreign Currencies [Abstract]
Estimated Residual Value	5.00%
Building [Member] | Minimum [Member]
Schedule Of Foreign Currencies [Abstract]
Useful Life	20 years
Building [Member] | Maximum [Member]
Schedule Of Foreign Currencies [Abstract]
Useful Life	50 years
Motor vehicles [Member]
Schedule Of Foreign Currencies [Abstract]
Useful Life	10 years
Estimated Residual Value	5.00%
Furniture and equipment [Member]
Schedule Of Foreign Currencies [Abstract]
Estimated Residual Value	5.00%
Furniture and equipment [Member] | Minimum [Member]
Schedule Of Foreign Currencies [Abstract]
Useful Life	3 years
Furniture and equipment [Member] | Maximum [Member]
Schedule Of Foreign Currencies [Abstract]
Useful Life	5 years